Related Party Transactions - Additional Information (Details) - Husky Midstream Limited Partnership $ in Millions	12 Months Ended
Dec. 31, 2021 CAD ($)
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	35.00%
Revenue from rendering of services, related party transactions	$ 243
Purchases of goods, related party transactions	$ 284